Warrants - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Nov. 24, 2015 CNY (¥)	Nov. 24, 2015 USD ($)
Class of Warrant or Right [Line Items]
Fair value of warrants	¥ 64,414,941		$ 9,943,953	¥ 57,300,000	$ 8,800,000
Fair value change on warrants liability	¥ 7,129,161	$ 1,100,553
Maximum
Class of Warrant or Right [Line Items]
Warrants issued to purchase of Company's ADS	4,778,846		4,778,846